Note 9 - Long-term Bank Loans (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Schedule of Long-term Debt Instruments [Table Text Block]
Borrower		December 31, 2020	December 31, 2021
Joanna Maritime Ltd. / Jonathan John Shipping Ltd. / Corfu Navigation Ltd. / Bridge Shipping Ltd. / Noumea Shipping Ltd. / Gregos Shipping Ltd.	(a)	24,625,000	-
Noumea Shipping Ltd. / Gregos Shipping Ltd.	(a)	-	9,375,000
Diamantis Shipowners Ltd.	(b)	3,026,300	2,384,460
Kea Shipowners Ltd. / Spetses Shipowners Ltd. / Hydra Shipowners Ltd.	(c)	11,150,000	8,450,000
Antwerp Shipping Ltd. / Busan Shipping Ltd. / Keelung Shipping Ltd. / Oakland Shipping Ltd.	(d)	28,500,000	40,300,000
Jonathan John Shipping Ltd. / Corfu Navigation Ltd.	(e)	-	9,500,000
Jonathan Shipowners Ltd.	(f)	-	15,000,000
Marcos Shipping Ltd.	(g)	-	34,000,000
		67,301,300	119,009,460
Less: Current portion		(20,891,840)	29,284,460
Long-term portion		46,409,460	89,725,000
Deferred charges, current portion		246,520	250,411
Deferred charges, long-term portion		189,432	720,049
Long-term bank loans, current portion net of deferred charges		20,645,320	29,034,049
Long-term bank loans, long-term portion net of deferred charges		46,220,028	89,004,951

Loan from related party, current
Euroseas Ltd.	(h)	2,500,000	-

Schedule of Future Annual Loan Repayments [Table Text Block]
To December 31:
2022	29,284,460
2023	51,765,000
2024	18,440,000
2025	19,520,000
Total	119,009,460